Debentures	12 Months Ended
Dec. 31, 2022
Debentures
Debentures

11.Debentures

11.1.  Breakdown

	Financial		Current		Non Current
Description	charges - % p,a,	Mature	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Debentures	CDI + 2.65 and 3.5	September 2028	84,187	—	516,533	—
			84,187	—	516,533	—

11.2.  Payment schedule of installments for non-current liabilities

Year of maturity:	December 31,
2022
2023	—
2024	55,250
2025	117,750
2026	117,738
2027	117,756
2028	117,756
Total	526,250

Funding cost (long term)	(9,717)
516,533

(*)For the year of maturity, the Company considers the period from December 2022 to December 2023 as current, and so on for other years in the segregation of non-current.

11.3.  Description of debentures

Emergência Participações S.A.

1st issue of debentures

On February 23, 2022, the members of the Company's Board of Directors at the Extraordinary General Meeting resolved and approved the 1st issue of simple, non-convertible debentures, of the unsecured type, with additional personal guarantee, in a single series, in the amount of BRL 335,500. The funds were raised to finance the expansion of the Group's business.

The debentures have final maturity in January 2028, the payment of principal will be made in 4 annual installments, the first being in July 2024 and interest will be paid semi-annually, with the first payment in January 2023.

2nd issue of debentures

On September 20, 2022, the Company carried out the 2nd issue of simple debentures, non-convertible into shares, of the unsecured type, with an additional fiduciary guarantee, in a single series, in the amount of R$ 250,000.00. The funds were raised to finance the expansion of the Group's businesses.

As the debentures have final maturity in September 2028, the principal payment will be made in 4 annual installments, the first in September 2025 and interest will be paid semi-annually, with the first payment in March 2023.

11.4.  Contractual restrictions and covenants

The Company has certain obligations, including compliance with financial indices (covenants). They are basically linked to the Net Debt / EBITDA* compliance ratio, which must be measured every six months by the Company.

In addition, the Company must notify in advance of incorporation, merger, spin-off or corporate reorganization, liquidation, extinction or dissolution, capital reduction, distribution of dividends above the mandatory minimum or any transfer of assets of the Company and its subsidiaries, as well as an entry with a request for judicial recovery.

As of December 31, 2022, there were no events that could lead to breach of contract.

(*) EBITDA: or EBITDA, refers to earnings before financial results, income tax and social contribution and depreciation and amortization, considering the accumulated pro forma result, with the results under the control of the pro forma Group.